United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 02/28/17

Item 1.	Schedule of Investments

Federated Capital Income Fund
Portfolio of Investments
February 28, 2017 (unaudited)
Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—39.8%
	Consumer Discretionary—3.0%
345,049	American Eagle Outfitters, Inc.	$5,469,027
80,628	CBS Corp., Class B	5,314,997
160,463	Goodyear Tire & Rubber Co.	5,624,228
37,578	Home Depot, Inc.	5,445,428
176,604	Honda Motor Co. Ltd., ADR	5,469,426
44,033	McDonald's Corp.	5,620,812
345,126	Regal Entertainment Group	7,447,819
137,069	TJX Cos., Inc.	10,753,063
64,769	Time Warner, Inc.	6,360,964
193,232	Twenty-First Century Fox, Inc.	5,781,501
	TOTAL	63,287,265
	Consumer Staples—3.1%
69,558	British American Tobacco PLC, ADR	4,440,583
61,953	CVS Health Corp.	4,992,173
69,947	Colgate-Palmolive Co.	5,104,732
318,335	Conagra Brands, Inc.	13,118,585
53,496	Ingredion, Inc.	6,467,132
53,483	Kraft Heinz Co./The	4,894,229
100,342	Smucker (J.M.) Co.	14,221,472
32,217	Spectrum Brands Holdings, Inc.	4,372,491
128,780	Wal-Mart Stores, Inc.	9,134,365
	TOTAL	66,745,762
	Energy—4.8%
67,820	Anadarko Petroleum Corp.	4,384,563
199,383	BP PLC, ADR	6,763,071
285,022	Baker Hughes, Inc.	17,181,126
94,677	ConocoPhillips	4,503,785
151,038	ENI S.p.A, ADR	4,673,116
47,301	EOG Resources, Inc.	4,587,724
515,704	Ensco PLC	5,022,957
114,306	Exxon Mobil Corp.	9,295,364
564,367	Frank's International N.V.	6,885,277
114,794	Helmerich & Payne, Inc.	7,848,466
441,815	Nabors Industries Ltd.	6,468,172
172,491	Oceaneering International, Inc.	4,884,945
206,244	PBF Energy, Inc.	5,050,916
62,893	Tesoro Petroleum Corp.	5,357,855
93,969	Total SA, ADR	4,695,631
81,030	Valero Energy Corp.	5,505,988
	TOTAL	103,108,956
	Financials—10.9%
92,592	Aflac, Inc.	6,699,031
187,911	Allstate Corp.	15,438,768
57,674	American Express Co.	4,617,380

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Financials—continued
239,139	BB&T Corp.	$11,531,283
776,968	Bank of America Corp.	19,175,570
33,189	Chubb Ltd.	4,585,724
266,587	Citigroup, Inc.	15,944,569
49,083	Cullen Frost Bankers, Inc.	4,538,705
190,288	Discover Financial Services	13,537,088
185,584	East West Bancorp, Inc.	10,043,806
45,854	Goldman Sachs Group, Inc.	11,374,543
106,329	Hartford Financial Services Group, Inc.	5,198,425
203,368	JPMorgan Chase & Co.	18,429,208
139,946	Lazard Ltd., Class A	6,026,075
26,687	M & T Bank Corp.	4,455,928
84,078	MetLife, Inc.	4,409,050
413,926	Morgan Stanley	18,904,000
369,098	Old Republic International Corp.	7,644,020
125,530	PNC Financial Services Group	15,971,182
56,967	Raymond James Financial, Inc.	4,475,328
212,171	Sun Life Financial Services of Canada	7,723,024
95,532	The Bank of New York Mellon Corp.	4,503,379
58,974	The Travelers Cos., Inc.	7,208,982
103,963	U.S. Bancorp	5,717,965
77,135	Wells Fargo & Co.	4,464,574
	TOTAL	232,617,607
	Health Care—4.1%
116,248	Abbott Laboratories	5,240,460
104,921	AbbVie, Inc.	6,488,315
50,464	Amgen, Inc.	8,908,410
184,074	Baxter International, Inc.	9,373,048
24,953	Becton, Dickinson & Co.	4,567,647
107,727	Bristol-Myers Squibb Co.	6,109,198
61,871	Gilead Sciences, Inc.	4,360,668
70,019	Johnson & Johnson	8,557,022
293,944	Merck & Co., Inc.	19,362,091
54,542	Quest Diagnostics, Inc.	5,314,573
52,843	UnitedHealth Group, Inc.	8,739,175
	TOTAL	87,020,607
	Industrials—4.4%
26,949	Boeing Co.	4,857,018
91,540	Delta Air Lines, Inc.	4,570,592
22,614	Deere & Co.	2,476,007
111,903	Eaton Corp. PLC	8,054,778
28,788	General Dynamics Corp.	5,464,250
53,408	Huntington Ingalls Industries, Inc.	11,669,648
112,029	Ingersoll-Rand PLC	8,890,621
27,333	L3 Technologies, Inc.	4,600,691
73,574	Manpower Group, Inc.	7,139,621
215,516	Masco Corp.	7,280,131
56,868	Norfolk Southern Corp.	6,882,734
26,655	Northrop Grumman Corp.	6,586,184

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Industrials—continued
58,934	Parker-Hannifin Corp.	$9,125,341
98,538	Waste Management, Inc.	7,224,806
	TOTAL	94,822,422
	Information Technology—4.8%
70,764	Apple, Inc.	9,693,960
287,439	Applied Materials, Inc.	10,411,040
210,900	Cisco Systems, Inc.	7,208,562
274,662	Corning, Inc.	7,583,418
678,900	HP, Inc.	11,792,493
60,352	Harris Corp.	6,632,685
269,534	Hewlett Packard Enterprise Co.	6,150,766
48,999	KLA-Tencor Corp.	4,415,790
70,233	Lam Research Corp.	8,325,420
119,986	Qualcomm, Inc.	6,776,809
139,631	Seagate Technology	6,728,818
229,569	Texas Instruments, Inc.	17,589,577
	TOTAL	103,309,338
	Materials—1.6%
142,615	CRH PLC, ADR	4,816,108
93,516	Cabot Corp.	5,422,058
116,590	Domtar Corp.	4,440,913
183,372	Dow Chemical Co.	11,416,741
177,162	Rio Tinto PLC, ADR	7,355,766
	TOTAL	33,451,586
	Real Estate—1.2%
54,620	Digital Realty Trust, Inc.	5,898,960
105,451	Duke Realty Corp.	2,703,764
193,710	General Growth Properties, Inc.	4,815,631
156,803	Retail Properties of America, Inc.	2,416,334
62,805	Sun Communities, Inc.	5,202,138
68,217	Welltower, Inc.	4,801,112
	TOTAL	25,837,939
	Telecommunication Services—1.9%
479,854	AT&T, Inc.	20,053,099
293,471	CenturyLink, Inc.	7,119,606
253,889	Verizon Communications	12,600,511
	TOTAL	39,773,216
	TOTAL COMMON STOCKS (IDENTIFIED COST $759,254,505)	849,974,698
	CORPORATE BONDS—4.4%
	Basic Industry - Chemicals—0.1%
$350,000	Albemarle Corp., 4.150%, 12/01/2024	364,849
1,110,000	Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	1,079,484
	TOTAL	1,444,333
	Basic Industry - Metals & Mining—0.0%
475,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	484,291
	Basic Industry - Paper—0.0%
60,000	Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	62,879

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—0.1%
$1,000,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	$984,153
411,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	429,371
		TOTAL	1,413,524
		Capital Goods - Building Materials—0.0%
240,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	250,776
		Communications - Cable & Satellite—0.1%
530,000		Comcast Corp., Sr. Unsecd. Note, 2.750%, 03/01/2023	526,230
400,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	399,016
950,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	985,541
		TOTAL	1,910,787
		Communications - Media & Entertainment—0.1%
800,000		21st Century Fox America, 3.000%, 09/15/2022	800,310
400,000		CBS Corp., 4.900%, 08/15/2044	412,925
550,000		Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	578,675
550,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	501,605
		TOTAL	2,293,515
		Communications - Telecom Wireless—0.0%
350,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	379,042
400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	416,685
		TOTAL	795,727
		Communications - Telecom Wirelines—0.2%
800,000		AT&T, Inc., 2.300%, 03/11/2019	804,780
300,000		AT&T, Inc., 4.250%, 03/1/2027	305,795
800,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 05/15/2025	774,713
350,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	349,808
1,256,000	[1,2]	Verizon Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.012%, 04/15/2049	1,237,386
		TOTAL	3,472,482
		Communications Equipment—0.7%
28,218,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	15,182,695
		Consumer Cyclical - Automotive—0.1%
400,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	401,943
350,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	339,743
400,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	407,471
300,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	303,156
400,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.250%, 01/13/2020	401,581
		TOTAL	1,853,894
		Consumer Cyclical - Retailers—0.0%
797,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 07/20/2025	824,450
		Consumer Cyclical - Services—0.0%
400,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	405,625
400,000		Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	405,431
		TOTAL	811,056
		Consumer Non-Cyclical - Food/Beverage—0.2%
480,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	462,424
800,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	804,682
350,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	331,132
330,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	313,271
300,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 07/15/2026	286,659

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$345,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	$331,915
1,300,000		PepsiCo, Inc., 2.750%, 04/30/2025	1,282,159
100,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	102,300
		TOTAL	3,914,542
		Consumer Non-Cyclical - Health Care—0.1%
1,000,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	1,041,478
900,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.550%, 04/01/2025	893,045
		TOTAL	1,934,523
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
250,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	250,382
250,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	260,810
400,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 03/15/2045	408,438
300,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 02/01/2045	301,147
250,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.200%, 07/21/2021	240,955
250,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	231,856
		TOTAL	1,693,588
		Consumer Non-Cyclical - Products—0.0%
400,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	421,236
		Consumer Non-Cyclical - Supermarkets—0.0%
400,000		Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	398,718
		Consumer Non-Cyclical - Tobacco—0.0%
570,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	688,896
		Energy - Independent—0.1%
490,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	551,206
550,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	556,005
550,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	579,793
250,000		Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	243,050
550,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	548,096
		TOTAL	2,478,150
		Energy - Integrated—0.1%
500,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	522,660
750,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	785,024
500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	478,250
255,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 05/10/2026	248,355
205,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 05/10/2046	200,596
		TOTAL	2,234,885
		Energy - Midstream—0.2%
605,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	608,855
470,000		Enterprise Products Operating, Sr. Unsecd. Note, 3.950%, 02/15/2027	485,171
550,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 09/15/2020	597,787
550,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	550,120
435,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	438,679
500,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	502,746
500,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	525,342
		TOTAL	3,708,700
		Energy - Oil Field Services—0.0%
550,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	579,721

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Refining—0.1%
$500,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 04/01/2026	$535,621
500,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	602,624
		TOTAL	1,138,245
		Financial Institution - Banking—0.7%
675,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	670,263
600,000		Bank of America Corp., Sr. Unsecd. Note, 2.000%, 01/11/2018	602,901
1,000,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	1,011,527
1,000,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	1,003,270
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	1,002,178
800,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	771,133
730,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.500%, 03/14/2019	736,481
1,000,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	972,111
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	1,017,019
1,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	1,014,470
540,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2021	550,220
1,600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 02/01/2028	1,627,653
450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	631,143
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,140,899
750,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	778,707
490,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	499,745
800,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	811,145
850,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	817,608
		TOTAL	15,658,473
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
505,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	534,821
410,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 3.625%, 09/15/2026	404,766
500,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	505,525
		TOTAL	1,445,112
		Financial Institution - Finance Companies—0.1%
160,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.500%, 05/26/2022	162,738
420,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 02/01/2022	435,166
400,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	403,716
500,000		GE Capital International Funding Co., 2.342%, 11/15/2020	504,297
500,000		GE Capital International Funding Co., 3.373%, 11/15/2025	515,788
		TOTAL	2,021,705
		Financial Institution - Insurance - Health—0.0%
600,000		Aetna, Inc., Sr. Unsecd. Note, 3.200%, 06/15/2026	606,330
		Financial Institution - Insurance - Life—0.2%
900,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	938,306
700,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 01/15/2055	639,964
900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	954,327
1,000,000	[1,2]	MET Life Global Funding I, Series 144A, 3.875%, 04/11/2022	1,055,909
700,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	743,525
		TOTAL	4,332,031
		Financial Institution - Insurance - P&C—0.1%
400,000		CNA Financial Corp., Sr. Unsecd. Note, 4.500%, 03/01/2026	424,116
400,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	420,908

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	$1,566,119
		TOTAL	2,411,143
		Financial Institution - REIT - Apartment—0.1%
900,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	919,308
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	19,934
900,000		UDR, Inc., 3.750%, 07/01/2024	917,238
		TOTAL	1,856,480
		Financial Institution - REIT - Healthcare—0.1%
800,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 01/15/2021	863,001
		Financial Institution - REIT - Office—0.0%
400,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	410,364
		Financial Institution - REIT - Retail—0.0%
20,000		Equity One, Inc., Sr. Unsecd. Note, 3.750%, 11/15/2022	20,515
		Industrial Machinery—0.0%
500,000	[1,2]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.250%, 03/01/2027	503,996
		Technology—0.2%
1,500,000		Apple, Inc., Sr. Unsecd. Note, 2.500%, 02/09/2022	1,505,890
390,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 01/15/2027	393,515
130,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.420%, 06/15/2021	136,547
500,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.020%, 06/15/2026	552,303
250,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	246,686
650,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	713,659
300,000		Microsoft Corporation, Sr. Unsecd. Note, 2.400%, 08/08/2026	285,401
155,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	167,323
		TOTAL	4,001,324
		Transportation - Railroads—0.1%
400,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 04/01/2025	400,734
923,000		Kansas City Southern, Sr. Unsecd. Note, 3.850%, 11/15/2023	940,365
		TOTAL	1,341,099
		Transportation - Services—0.1%
920,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	906,929
550,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	560,508
340,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	341,299
		TOTAL	1,808,736
		Utility - Electric—0.3%
800,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	842,074
800,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	779,000
700,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	809,190
590,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	585,976
490,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/04/2026	462,935
230,000		National Rural Utilities , Sr. Unsecd. Note, 2.950%, 02/07/2024	231,444
1,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	1,025,936
150,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	150,262
700,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	677,823
700,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	682,726
		TOTAL	6,247,366
		TOTAL CORPORATE BONDS (IDENTIFIED COST $91,629,458)	93,519,288

Shares, Principal Amount or Contracts			Value
		ASSET-BACKED SECURITY—0.0%
$400,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019 (IDENTIFIED COST $399,950)	$400,927
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
		Financials—0.5%
2,500,000		Federal Home Loan Mortgage Corp., K055, Class A2, 2.673%, 03/25/2026	2,459,818
2,225,000		Federal Home Loan Mortgage Corp., K054, Class A2, 2.745%, 01/25/2026	2,203,928
2,000,000		Federal Home Loan Mortgage Corp., K053, Class A2, 2.995%, 12/25/2025	2,020,152
2,025,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.618%, 11/25/2045	2,079,143
2,770,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.720%, 10/25/2048	2,719,290
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,544,778)	11,482,331
		PREFERRED STOCKS—5.8%
		Consumer Staples—0.4%
57,508		Post Holdings, Inc., Conv. Pfd., 5.250%, 06/01/2017, Annual Dividend $5.25	8,166,136
		Financials—1.0%
4,362		Bank of America Corp., Series L, Pfd., 7.250%, 12/31/2049, Annual Dividend $72.50	5,190,780
216,747		New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/01/2051, Annual Dividend $3.00	10,875,281
4,275		Wells Fargo Co., Series L, Pfd., 7.500%, 12/31/2049, Annual Dividend $75.00	5,236,875
		TOTAL	21,302,936
		Health Care—1.4%
19,987		Allergan PLC, Conv. Pfd., 5.500%, 03/01/2018, Annual Dividend $55.00	17,144,449
226,386		Anthem, Inc., Conv. Pfd., 5.250%, 05/01/2018, Annual Dividend $2.63	11,355,521
		TOTAL	28,499,970
		Industrials—0.5%
210,000	[1,2]	Rexnord Corp., Conv. Pfd., 5.750%, 11/15/2019, Annual Dividend $2.17	11,262,300
		Real Estate—0.5%
98,725		American Tower Corp., Conv. Pfd., 5.500%, 02/15/2018, Annual Dividend $5.50	10,671,185
		Utilities—2.0%
143,052		DTE Energy Co., Conv. Pfd., 6.500%, 10/01/2019, Annual Dividend $3.24	7,724,808
162,880		Dominion Resources, Inc., Conv. Pfd. Series A, 6.750%, 08/15/2019, Annual Dividend $3.38	8,290,592
219,651		Dynegy, Inc., Conv. Pfd., 5.375%, 11/01/2017, Annual Dividend $5.38	6,571,958
117,322		Exelon Corp., Conv. Pfd., 6.500%, 06/01/2017, Annual Dividend $3.25	5,816,825
165,442		NextEra Energy, Inc., Conv. Pfd., 6.123%, 09/01/2019, Annual Dividend $3.06	8,655,925
108,043		Spire, Inc., Conv. Pfd., 6.750%, 04/01/2017, Annual Dividend $3.38	6,197,671
		TOTAL	43,257,779
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $135,868,186)	123,160,306
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
$2,975,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 06/15/2049	2,963,569
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	2,499,763
1,500,000		Citigroup Commercial Mortgage Trust 2012-GC8, Class A4, 3.024%, 09/10/2045	1,532,978
830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 05/15/2045	870,780
3,155,000		Commercial Mortgage Trust 2014-LC15, Class A4, 4.006%, 04/10/2047	3,343,795
4,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	4,059,331
1,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 05/10/2049	1,011,489
2,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	1,958,243
1,400,000		Federal Home Loan Mortgage Corp. REMIC K060, Class A2, 3.271%, 10/25/2026	1,443,335
2,000,000		Federal National Mortgage Association REMIC 2016-M11, Class A2, 2.369%, 07/25/2026	1,905,091
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	1,260,808
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	1,992,933

Shares, Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$950,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.051%, 12/12/2049	$968,507
2,000,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.351%, 12/15/2049	2,057,413
1,100,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	1,145,069
875,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class A4, 3.440%, 04/15/2045	912,083
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,592,967)	29,925,187
		WARRANT—0.0%
		Materials—0.0%
4,803	[3]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	5,690
		PURCHASED CALL OPTION—0.0%
5,000		Macy's, Inc., Strike Price $37.50; Expiration Date: 01/19/2018 (IDENTIFIED COST $1,068,750)	1,050,000
		PURCHASED PUT OPTIONS—0.2%
60,000		Financial Select Sector SPDR, Strike Price $23.00; Expiration Date: 04/21/2017	1,230,000
10,000		SPDR S&P 500 ETF Trust, Strike Price $220.00; Expiration Date: 03/17/2017	200,000
3,300		SPDR S&P 500 ETF Trust, Strike Price $225.00; Expiration Date: 03/17/2017	118,800
2,500		SPDR S&P 500 ETF Trust, Strike Price $230.00; Expiration Date: 06/16/2017	1,231,250
1,150		SPDR S&P 500 ETF Trust, Strike Price $232.00; Expiration Date: 06/16/2017	634,225
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $6,927,168)	3,414,275
		INVESTMENT COMPANIES—47.7%[4]
28,754,992		Emerging Markets Core Fund	290,137,866
26,467,607		Federated Mortgage Core Portfolio	259,911,900
1,703,277		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87%[5]	1,703,788
72,387,459		High Yield Bond Portfolio	466,175,236
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,012,791,655)	1,017,928,790
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $2,051,083,981)[6]	2,130,861,492
		OTHER ASSETS AND LIABILITIES - NET—0.2%[7]	4,245,710
		TOTAL NET ASSETS—100%	$2,135,107,202
At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[3]United States Treasury Note 2-Year Long Futures	1,090	$235,882,812	June 2017	$151,331
[3]United States Treasury Note 10-Year Long Futures	982	$122,335,719	June 2017	$412,078
[3]United States Treasury Note 5-Year Short Futures	35	$4,119,609	June 2017	$(4,187)
[3]United States Treasury Note 10-Year Short Futures	545	$67,895,078	June 2017	$(234,023)
[3]United States Treasury Ultra Bond Short Futures	310	$50,152,188	June 2017	$(586,269)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(261,070)
The average notional value of long and short futures contracts held by the Fund throughout the period was $375,748,764 and $137,265,693, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 28, 2017, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
[3]Financial Select Sector SPDR (Put Option)	April 2017	$21.00	60,000	$(300,000)
3SPDR S&P 500 ETF Trust (Put Option)	March 2017	$205.00	3,300	$(21,450)
3SPDR S&P 500 ETF Trust (Put Option)	March 2017	$210.00	7,800	$(74,100)
3SPDR S&P 500 ETF Trust (Put Option)	June 2017	$220.00	2,500	$(710,000)
(PREMIUMS RECEIVED $2,340,406)				$(1,105,550)
The average market value of put and call written options held by the Fund throughout the period was $(432,013) and $(121,387), respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $1,523,219 and $262,500, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and Value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $29,675,613, which represented 1.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2017, these liquid restricted securities amounted to $29,675,613, which represented 1.4% of total net assets.
3	Non-income-producing security.
4	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended February 28, 2017, were as follows:
	Emerging Markets Core Fund	Federated Mortgage Core Portfolio	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2016	29,876,576	29,249,185	—	78,059,468	137,185,229
Purchases/Additions	—	—	137,790,602	—	137,790,602
Sales/Reductions	(1,121,584)	(2,781,578)	(136,087,325)	(5,672,009)	(145,662,496)
Balance of Shares Held 2/28/2017	28,754,992	26,467,607	1,703,277	72,387,459	129,313,335
Value	$290,137,866	$259,911,900	$1,703,788	$466,175,236	$1,017,928,790
Dividend Income	$6,707,471	$1,738,551	$20,928	$7,295,257	$15,762,207
5	7-day net yield.
6	At February 28, 2017, the cost of investments for federal tax purposes was $2,050,077,417. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, (b) futures contracts, and (c) written options was $79,777,511. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $116,184,110 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,406,599.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated investment companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$755,961,275	$—	$—	$755,961,275
International	94,013,423	—	—	94,013,423
Preferred Stocks
Domestic	123,160,306	—	—	123,160,306
Debt Securities:
Corporate Bonds	—	93,519,288	—	93,519,288
Asset-Backed Securities	—	400,927	—	400,927
Commercial Mortgage-Backed Securities	—	11,482,331	—	11,482,331
Collateralized Mortgage Obligations	—	29,925,187	—	29,925,187
Warrant	—	5,690	—	5,690
Purchased Call Option	1,050,000	—	—	1,050,000
Purchased Put Options	3,414,275	—	—	3,414,275
Investment Companies[1]	1,703,788	—	—	1,017,928,790
TOTAL SECURITIES	$979,301,342	$135,333,423	$—	$2,130,861,492
Other Financial Instruments[2]
Assets	$563,409	$—	$—	$563,409
Liabilities	(1,930,029)	—	—	(1,930,029)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,366,620)	$—	$—	$(1,366,620)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $1,016,225,002 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and written options.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017